Loss Per Share (Details) - Schedule of Loss Per Share - Common Stock [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net loss attributable to ABVC’s common stockholders	$ (3,317,516)	$ (3,704,864)	$ (7,404,722)	$ (11,559,301)
Denominator:
Weighted-average shares outstanding - Basic	4,055,345	3,257,912	3,555,474	3,119,795
Stock options
Weighted-average shares outstanding - Diluted	4,055,345	3,257,912	3,555,474	3,119,795
Loss per share
-Basic	$ (0.82)	$ (1.14)	$ (2.08)	$ (3.71)
-Diluted	$ (0.82)	$ (1.14)	$ (2.08)	$ (3.71)